SUBSEQUENT EVENTS (Details)	Apr. 01, 2020	Aug. 13, 2020 USD ($)	Aug. 13, 2020 BRL (R$)	Jun. 30, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Events subsequent to the reporting date
Amount of borrowings outstanding intended to pay				R$ 80,628,577,000	R$ 63,684,326,000	R$ 35,737,509,000
Intention to pay revolving credit facility | Revolving credit facility
Events subsequent to the reporting date
Amount of borrowings outstanding intended to pay		$ 500,000	R$ 2,638,221
Debt instrument term	47 months
Intention to pay revolving credit facility | Revolving credit facility | LIBOR
Events subsequent to the reporting date
Interest rate adjustment	1.30%